Insurance Recoveries Insurance Recoveries (Narrative) (Details) (Industrial Specialties [Member], Edmonton, Alberta, Canada [Member])	1 Months Ended
Oct. 31, 2008
Industrial Specialties [Member] | Edmonton, Alberta, Canada [Member]
Business Interruption Loss [Line Items]
Events declared as force majeure	2